[Logo]  COLUMBIA MANAGEMENT GROUP              Legal Department
                                               Mail Stop:  MA DE 11511E
                                               One Financial Center
        A FleetBoston Financial Company        Boston, MA 02111
                                               617 345.0919 fax


January 6, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Floating Rate Advantage Fund (Fund)
          File Nos. 33-51788 & 811-09709

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2003 for the Fund do not differ from those contained in Post-Effective Amendment No. 3 (Amendment) to the Fund's Registration Statement on Form N-2. The Amendment was filed electronically on December 23, 2002.

The Fund's Prospectuses and Statement of Additional Information dated January 1, 2003, are now being used in connection with the public offering and sale of shares of the Fund.

Very truly yours,

LIBERTY FLOATING RATE ADVANTAGE FUND


/s/TRACY S. DIRIENZO
--------------------
   Tracy DiRienzo
   Assistant Secretary